Convertible Debentures	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Convertible Debentures
12.	CONVERTIBLE DEBENTURES

On March 21, 2019 the Company closed a private placement of $374,083 (CAD $500,000) aggregate principal amount of unsecured subordinated convertible debentures at a price of CAD $1,000 per convertible debenture.

The convertible debentures bear interest from the date of closing at 12.0% per annum, payable in common shares of the Company at a price of CAD $4.75 (CAD $1.00 before the Reverse Split) per share semi-annually and will expire on March 21, 2024. The convertible debentures holder will receive units at a conversion price of CAD $4.75 (CAD $1.00 before the Reverse Split) per unit upon conversion. A unit is comprised of one common Share and one warrant with an exercise price of CAD $9.50 (CAD $2.00 before the Reverse Split). The debentures are convertible into units at the option of the holder at any time prior to the close of business on the maturity date.

Additionally, the principal amount of the debenture along with any accrued but unpaid interest will automatically convert into units upon the earlier of (i) the Company issuing Equity Securities in a transaction or series of related transactions resulting in aggregate gross proceeds of at least CAD $5,000,000; (ii) the occurrence of a Liquidity Event; or (iii) at the Maturity Date i.e. March 21, 2024.

On May 10, 2019, the convertible debenture was converted into units along with the unpaid interest as a result of the Company issuing equity securities in a transaction that resulted in aggregate gross proceeds in excess of CAD $5,000,000. Convertible debentures with a principal balance of $372,634 (CAD $500,000) were converted into 105,263 units (500,000 units before the Reverse Split) (note 8) during the period. In addition, the Company was obligated to issue 1,453 units (6,904 units before the Reverse Split) at a price of CAD $4.75 (CAD $1.00 before the Reverse Split) per unit representing the accreted value of the interest payable on the debentures at time of conversion. No debenture balance was outstanding as at December 31, 2019.